Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SMALLCAP World Fund, Inc.
Entity Central Index Key	0000858744
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
SMALLCAP World Fund - Class A
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class A
Trading Symbol	SMCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.62% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class A (with sales charge) *	0.50%	3.80%	8.29%
SMALLCAP World Fund — Class A (without sales charge) *	6.62%	5.04%	8.93%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class C
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class C
Trading Symbol	SCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 183	1.78%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 5.84% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class C (with sales charge) *	4.84%	4.26%	8.26%
SMALLCAP World Fund — Class C (without sales charge) *	5.84%	4.26%	8.26%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class T
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class T
Trading Symbol	TSFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 6.91% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class T (with sales charge) 2	4.24%	4.78%	8.45%
SMALLCAP World Fund — Class T (without sales charge) 2	6.91%	5.31%	8.77%
MSCI ACWI IMI Index 3	16.79%	13.30%	11.32%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.64%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-1
Trading Symbol	SCWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(
base
d on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.58% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-1 *	6.58%	5.00%	8.89%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-2
Trading Symbol	SMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.92% for the year ended Septembe
r 30
, 2025. That r
esu
lt compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-2 *	6.92%	5.32%	9.22%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sec to r (percent of net assets)
SMALLCAP World Fund-Class F-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-3
Trading Symbol	SFCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.04% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class F-3 2	7.04%	5.43%	9.14%
MSCI ACWI IMI Index 3	16.79%	13.30%	11.44%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.75%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-A
Trading Symbol	CSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.63% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-A (with sales charge) *	2.88%	4.27%	8.50%
SMALLCAP World Fund — Class 529-A (without sales charge) *	6.63%	5.01%	8.88%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-C
Trading Symbol	CSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 186	1.81%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.80% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-C (with sales charge) *	4.80%	4.21%	8.47%
SMALLCAP World Fund — Class 529-C (without sales charge) *	5.80%	4.21%	8.47%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-E
Trading Symbol	CSPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.40% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-E *	6.40%	4.80%	8.66%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-T
Trading Symbol	TWSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important info rm ation about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical
$10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.85% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class 529-T (with sales charge) 2	4.18%	4.72%	8.39%
SMALLCAP World Fund — Class 529-T (without sales charge) 2	6.85%	5.26%	8.71%
MSCI ACWI IMI Index 3	16.79%	13.30%	11.32%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.64%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect t he de duction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (perce n t of net assets)
SMALLCAP World Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-1
Trading Symbol	CSPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.76% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer
to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-F-1 *	6.76%	5.20%	9.10%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expens
es. Inv
estors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (per ce nt of net assets)
SMALLCAP World Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-2
Trading Symbol	FSWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.91% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-2 2	6.91%	5.64%
MSCI ACWI IMI Index 3	16.79%	14.05%
MSCI All Country World Small Cap Index 3	12.82%	11.58%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-3
Trading Symbol	FSFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.98% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-3 2	6.98%	5.69%
MSCI ACWI IMI Index 3	16.79%	14.05%
MSCI All Country World Small Cap Index 3	12.82%	11.58%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee wa
iv
ers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-1
Trading Symbol	RSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.88% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-1 *	5.88%	4.29%	8.13%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2
Trading Symbol	RSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.86% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2 *	5.86%	4.28%	8.14%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2E
Trading Symbol	RSEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.18% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2E *	6.18%	4.59%	8.47%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-3
Trading Symbol	RSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.35% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-3 *	6.35%	4.75%	8.63%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-4
Trading Symbol	RSLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.67% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-4 *	6.67%	5.07%	8.95%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5E
Trading Symbol	RSLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.89% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class R-5E 2	6.89%	5.28%	8.81%
MSCI ACWI IMI Index 3	16.79%	13.30%	10.98%
MSCI All Country World Small Cap Index 3	12.82%	11.37%	8.99%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5
Trading Symbol	RSLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.98% for the year ended September 30, 2025. That result compares with a 12.82% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-5 *	6.98%	5.38%	9.28%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-6
Trading Symbol	RLLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.04% for the year ended September 30, 2025. That result compares with a 12.82%
gain
for
the
MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime
, please refer
to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains over the fiscal year, despite periods of volatility driven by trade uncertainty and rising geopolitical tensions. All major regions posted positive returns, with gains for non-U.S. markets on par with the U.S. Within emerging markets, equities in China, Taiwan and Korea soared, which more than offset negative returns in India. Global small caps also rose, although they lagged their large cap counterparts.
Most sectors delivered positive returns for the fund, with industrials, financials and information technology being particularly additive. Returns from the materials and utilities sectors also exceeded those of the overall portfolio. U.S.-based companies, which represent nearly half of the portfolio, posted gains but lagged the fund’s overall return. Companies based in Canada, Japan and the United Kingdom also made meaningful contributions to investment results.
Conversely, holdings in the consumer discretionary and health care sectors significantly dragged on overall results. The energy, consumer staples and real estate sectors also posted negative returns during the fiscal year. On a country basis, Sweden, India and the Netherlands were among the most notable detractors from the portfolio’s results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-6 *	7.04%	5.44%	9.34%
MSCI ACWI IMI Index †	16.79%	13.30%	11.63%
MSCI All Country World Small Cap Index †	12.82%	11.37%	9.48%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,340,000,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 455,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81,340
Total number of portfolio holdings	864
Total advisory fees paid (in millions)	$ 455
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)